Version #1 (CMV9563 08/12)

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Growth Fund, please remove all references to Matthew R. Nagle and James Harper.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Multisector Bond Fund, please remove all references to Sonal Desai.

Effective May 25, 2012, please remove all references to Saumen Chattopadhyay as portfolio manager for the following funds:  JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund.

Effective May 25, 2012, in the summary prospectus for each of the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund in the section entitled “Portfolio Managers” please add:

Name:	Joined Management Team In:	Title:
Steven B. Young	May 2012	Vice President and Portfolio Manager
Mark Pliska	May 2012	Director
Deepesh Srivastava	May 2012	Director

Effective October 1, 2012, in the summary prospectus for JNL/American Funds Global Small Capitalization Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gordon Crawford	2010	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
Mark E. Denning	2010	Senior Vice President, CRGI
J. Blair Frank	2010	Senior Vice President, CRGI
Harold H. La	2010	Senior Vice President, CRGI
Kristian Stromsoe	2012	Senior Vice President, CRGI

Effective July 18, 2012, in the summary prospectus for JNL/American Funds New World Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Carl M. Kawaja	2010	Senior Vice President, Capital World Investors (“CWI”)
Nicholas J. Grace	2012	Senior Vice President – CWI
Robert H. Neithart	2012	Senior Vice President – CWI

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.88%
Total Annual Fund Operating Expenses	1.07%

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$109	$340	$590	$1,306

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 40% in fixed income securities, 25% to 40% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	1.22%

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$124	$387	$670	$1,477

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 35% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.20%
Total Annual Fund Operating Expenses	1.37%

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$139	$434	$750	$1,646

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 30% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.21%
Total Annual Fund Operating Expenses	1.39%

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$142	$440	$761	$1,669

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 15% in fixed income securities, 10% to 25% in U.S. equity securities, and 0% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Effective July 1, 2012, in the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Research Analyst
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Robert Crystal	2012	Managing Director
Sally Pope Davis	2012	Managing Director

In the summary prospectus for JNL Disciplined Moderate Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Fund allocates approximately 40% to 80% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In the summary prospectus for JNL Disciplined Moderate Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Growth Fund allocates approximately 60% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In the summary prospectus for JNL Disciplined Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Growth Fund allocates approximately 70% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Please add the following disclosure to “Appendix B”:

The Dow Jones Brookfield Global Infrastructure Index is calculated by S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) pursuant to an agreement with Brookfield Asset Management, Inc. and has been licensed for use.  S&P® is registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and “Brookfield®” is a registered trademark of Brookfield Asset Management, Inc.  Investment products based on the Index are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of SPDJI, Dow Jones, S&P or their respective affiliates makes any representation regarding the advisability of investing in such product(s).

This Supplement is dated August 27, 2012.

(To be used with VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV5763SB 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, NV4224 04/12, NV4224WF 04/12, NV4224SB 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, VC5890 04/12, VC5890H 04/12, JMV7697 04/12, VC5890ML 04/12, VC5890SB 04/12, NV5890 04/12, JMV7697NY 04/12, JMV2731 04/12, JMV2731H 04/12, NMV2731 04/12, VC5869 04/12, VC5869H 04/12, JMV7698 04/12, VC5869SB 04/12, NV5869 04/12, JMV7698NY 04/12, NV5869SB 04/12, VC3656 04/12, VC3656H 04/12, NV3174 04/12, NV3174CE 04/12, VC5526 04/12, VC5526H 04/12, NV5526 04/12, VC3657 04/12, VC3657H 04/12, NV3784 04/12, VC3723 04/12, VC3723H 04/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV8799 06/12, JMV9476L 09/12, JMV8799NY 06/12, and JMV9476LNY 09/12.)

CMV9563 08/12

Version #2  (CMV9564 08/12)

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Growth Fund, please remove all references to Matthew R. Nagle and James Harper.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Multisector Bond Fund, please remove all references to Sonal Desai.

Effective May 25, 2012, please remove all references to Saumen Chattopadhyay as portfolio manager for the following funds:  JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and JNL/S&P 4 Fund.

Effective May 25, 2012, in the summary prospectus for each of the JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and JNL/S&P 4 Fund in the section entitled “Portfolio Managers” please add:

Name:	Joined Management Team In:	Title:
Steven B. Young	May 2012	Vice President and Portfolio Manager
Mark Pliska	May 2012	Director
Deepesh Srivastava	May 2012	Director

Effective October 1, 2012, in the summary prospectus for JNL/American Funds Global Small Capitalization Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gordon Crawford	2010	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
Mark E. Denning	2010	Senior Vice President, CRGI
J. Blair Frank	2010	Senior Vice President, CRGI
Harold H. La	2010	Senior Vice President, CRGI
Kristian Stromsoe	2012	Senior Vice President, CRGI

Effective July 18, 2012, in the summary prospectus for JNL/American Funds New World Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Carl M. Kawaja	2010	Senior Vice President, Capital World Investors (“CWI”)
Nicholas J. Grace	2012	Senior Vice President – CWI
Robert H. Neithart	2012	Senior Vice President – CWI

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.88%
Total Annual Fund Operating Expenses	1.07%

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$109	$340	$590	$1,306

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 40% in fixed income securities, 25% to 40% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	1.22%

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$124	$387	$670	$1,477

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 35% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.20%
Total Annual Fund Operating Expenses	1.37%

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$139	$434	$750	$1,646

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 30% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.21%
Total Annual Fund Operating Expenses	1.39%

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table in the section entitled “Expense Examples” in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$142	$440	$761	$1,669

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the tables entitled “Traditional Asset Classes” and “Non-Traditional Asset Classes” and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 15% in fixed income securities, 10% to 25% in U.S. equity securities, and 0% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Effective July 1, 2012, in the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Research Analyst
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Robert Crystal	2012	Managing Director
Sally Pope Davis	2012	Managing Director

Please add the following disclosure to “Appendix B”:

The Dow Jones Brookfield Global Infrastructure Index is calculated by S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) pursuant to an agreement with Brookfield Asset Management, Inc. and has been licensed for use.  S&P® is registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and “Brookfield®” is a registered trademark of Brookfield Asset Management, Inc.  Investment products based on the Index are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of SPDJI, Dow Jones, S&P or their respective affiliates makes any representation regarding the advisability of investing in such product(s).

This Supplement is dated August 27, 2012.

(To be used with FVC4224FT 04/12 and FVC4224FTH 04/12.)

CMV9564 08/12

Version #3 (CMU9565 08/12)

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Growth Fund, please remove all references to Matthew R. Nagle and James Harper.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Multisector Bond Fund, please remove all references to Sonal Desai.

Effective October 1, 2012, in the summary prospectus for JNL/American Funds Global Small Capitalization Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gordon Crawford	2010	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
Mark E. Denning	2010	Senior Vice President, CRGI
J. Blair Frank	2010	Senior Vice President, CRGI
Harold H. La	2010	Senior Vice President, CRGI
Kristian Stromsoe	2012	Senior Vice President, CRGI

Effective July 18, 2012, in the summary prospectus for JNL/American Funds New World Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Carl M. Kawaja	2010	Senior Vice President, Capital World Investors (“CWI”)
Nicholas J. Grace	2012	Senior Vice President – CWI
Robert H. Neithart	2012	Senior Vice President – CWI

Effective July 1, 2012, in the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Research Analyst
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Robert Crystal	2012	Managing Director
Sally Pope Davis	2012	Managing Director

Please add the following disclosure to “Appendix B”:

The Dow Jones Brookfield Global Infrastructure Index is calculated by S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) pursuant to an agreement with Brookfield Asset Management, Inc. and has been licensed for use.  S&P® is registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and “Brookfield®” is a registered trademark of Brookfield Asset Management, Inc.  Investment products based on the Index are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of SPDJI, Dow Jones, S&P or their respective affiliates makes any representation regarding the advisability of investing in such product(s).

This Supplement is dated August 27, 2012.

(To be used with VC5825 04/12, VC5825H 04/12, VC5884 04/12, VC5884H 04/12, VC5885 04/12, VC5885H 04/12, HR105 04/12 and VC2440 04/12.)

CMU9565 08/12

Version #4 (CMU9566 08/12)

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable life product.

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Growth Fund, please remove all references to Matthew R. Nagle and James Harper.

Effective July 1, 2012, in the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Research Analyst
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Robert Crystal	2012	Managing Director
Sally Pope Davis	2012	Managing Director

This Supplement is dated August 27, 2012.

(To be used with NV5825 04/12.)

CMU9566 08/12

Version #5 (CMV9567 08/12)

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Multisector Bond Fund, please remove all references to Sonal Desai.

Effective May 25, 2012, please remove all references to Saumen Chattopadhyay as portfolio manager for the following funds:  JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund.

Effective May 25, 2012, in the summary prospectus for each of the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund in the section entitled “Portfolio Managers” please add:

Name:	Joined Management Team In:	Title:
Steven B. Young	May 2012	Vice President and Portfolio Manager
Mark Pliska	May 2012	Director
Deepesh Srivastava	May 2012	Director

In the summary prospectus for JNL Disciplined Moderate Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Fund allocates approximately 40% to 80% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In the summary prospectus for JNL Disciplined Moderate Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Growth Fund allocates approximately 60% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In the summary prospectus for JNL Disciplined Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Growth Fund allocates approximately 70% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

This Supplement is dated August 27, 2012.

(To be used with VC6016 04/12, VC6016H 04/12, and NV6016 04/12.)

CMV9567 08/12

Version #6 (CMV9568 08/12)

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

On the cover page, please delete the second paragraph and the list of funds that follows in its entirety and replace it with the following:

The shares of the Trust are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/American Funds® Growth-Income Fund
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Fund
JNL/BlackRock Global Allocation Fund
JNL/Brookfield Global Infrastructure Fund
JNL/DFA U.S. Core Equity Fund (formerly, JNL/Eagle Core Equity Fund)
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Lazard Emerging Markets Fund

JNL/Mellon Capital Management Emerging Markets Index Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund
JNL/S&P 4 Fund

On the cover page, please delete the third paragraph and the list of funds that follows in its entirety and replace it with the following:

The Funds listed below are not available as individual investment options.  However, each Fund is an Underlying Fund in which the Curian Guidance – Tactical Moderate Growth Fund may invest.

JNL/WMC Money Market Fund
JNL/WMC Value Fund

On the cover page, please add the following disclosures:

The Funds listed below are not available as individual investment options.  However, the Fund is an Underlying Fund in which the Curian Guidance – Fixed Income 100 Fund may invest.

JNL/JPMorgan U.S. Government & Quality Bond Fund

The Funds listed below are not available as individual investment options.  However, each Fund is an Underlying Fund in which the JNL/S&P 4 Fund may invest.

JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

Effective May 7, 2012, for the JNL/Franklin Templeton Global Multisector Bond Fund, please remove all references to Sonal Desai.

Effective July 1, 2012, in the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Research Analyst
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President

Effective May 25, 2012, please remove all references to Saumen Chattopadhyay as portfolio manager for the JNL/S&P 4 Fund.

Effective May 25, 2012, in the summary prospectus for the JNL/S&P 4 Fund in the section entitled “Portfolio Managers” please add:

Name:	Joined Management Team In:	Title:
Steven B. Young	May 2012	Vice President and Portfolio Manager
Mark Pliska	May 2012	Director
Deepesh Srivastava	May 2012	Director

Please add the following funds to the section entitled “Summary Overview of Each Fund”:

JNL/American Funds Growth-Income Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series® - Growth-Income FundSM (“Master Growth-Income Fund” or “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.38%
Less Fee Waiver2	(0.40)%
Total Annual Net Expenses	0.98%

1	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2
Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$100	$398	$717	$1,623

(1) The example reflects the aggregate expenses of both the Fund and the Master Growth-Income Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund”, does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2011 – 12/31/2011	22%

Period	Class A
1/1/2011 – 12/31/2011	3%

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund.  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.  Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The Master Fund performance provided in the summary prospectus for the Master Fund does not reflect the Feeder Fund fees.

Annual Total Returns as of December 31

Class A
Best Quarter (ended 12/31/2011): 10.25%; Worst Quarter (ended 9/30/2011): -14.97%

	1 year	Life of Fund (May 3, 2010)
JNL/American Funds Growth-Income Fund (Class A)	-2.30%	1.25%
S&P 500 Index	2.11%	4.93%

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Donald D. O’Neal	2010	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
J. Blair Frank	2010	Senior Vice President, CRGI
Claudia P. Huntington	2010	Senior Vice President, CRGI
Dylan J. Yolles	2010	Senior Vice President, CRGI
William L. Robbins	2012	Senior Vice President, CRGI

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Eastspring Investments Asia ex-Japan Fund
(formerly, JNL/PAM Asia ex-Japan Fund)
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.28%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	72%

Principal Investment Strategies. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan, and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 41.35%; Worst Quarter (ended 9/30/2008): -23.88%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund (December 3, 2007)
JNL/Eastspring Investments Asia ex-Japan Fund (Class A)	-21.20%	-5.89%
MSCI Asia ex-Japan Index	-17.31%	-5.17%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Eastspring Investments (Singapore) Limited

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Kannan Venkataramani	2007	Investment Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/Eastspring Investments China-India Fund
(formerly, JNL/PAM China-India Fund)
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$133	$415	$718	$1,579

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	20%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally, 80% of its assets  in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 45.45%; Worst Quarter (ended 12/31/08): -24.06%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund (December 3, 2007)
JNL/Eastspring Investments China-India Fund (Class A)	-27.89%	-10.03%
MSCI China Index	-18.41%	-10.02%
MSCI India Index	-37.17%	-12.74%
50% MSCI China Index, 50% MSCI India Index	-27.86%	-10.76%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Eastspring Investments (Singapore) Limited

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Krishna Kumar	2009	Investment Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.71%

1 Because the Fund invests in investment companies, the Fund will indirectly bear its pro rata share of fees and expenses of the investment companies in addition to the other expenses shown.  Amount is based upon the allocations to the investment companies during the period ended December 31, 2011.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	12%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2002): 6.54%; Worst Quarter (ended 12/31/2010): -2.56%

Average Annual Total Returns as of December 31, 2011
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	9.83%	6.74%	5.54%
Barclays Capital U.S. Government Bond Index	9.02%	6.56%	5.59%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Sais	2007	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/T. Rowe Price Short-Term Bond Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.51%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.74%

1 Because the Fund invests in investment companies, the Fund will indirectly bear its pro rata share of fees and expenses of the investment companies in addition to the other expenses shown.  Amount is based upon the allocations to the investment companies during the period ended December 31, 2011.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$76	$237	$411	$918

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	50%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 3.50%; Worst Quarter (ended 12/31/08): -2.63%

Average Annual Total Returns as of December 31, 2011
	1 year	5 year	Life of Fund (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	1.38%	2.06%	2.36%
Barclays Capital 1-3 Yr Government/Credit Index	1.59%	3.99%	4.15%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/WMC Balanced Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.54%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.76%

1 Because the Fund invests in investment companies, the Fund will indirectly bear its pro rata share of fees and expenses of the investment companies in addition to the other expenses shown.  Amount is based upon the allocations to the investment companies during the period ended December 31, 2011.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$78	$243	$422	$942

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	139%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 12.67%; Worst Quarter (ended 12/31/08): -11.46%

Average Annual Total Returns as of December 31, 2011
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class A)	3.27%	3.14%	6.33%
S&P 500 Index	2.11%	-0.25%	2.92%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%
65% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index	4.39%	2.49%	4.24%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President and Equity Portfolio Manager
John C. Keogh	2004	Senior Vice President and Fixed Income Portfolio Manager
Glen M. Goldman	2012	Vice President and Fixed Income Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/S&P 4 Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.70%
Total Annual Fund Operating Expenses	0.75%

1 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2011.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$77	$240	$417	$930

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Fund seeks to achieve its objective by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

•	JNL/S&P Competitive Advantage Fund;
•	JNL/S&P Dividend Income & Growth Fund;
•	JNL/S&P Intrinsic Value Fund; and
•	JNL/S&P Total Yield Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 26.89%; Worst Quarter (ended 12/31/2008): -21.23%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund (December 3, 2007)
JNL/S&P 4 Fund (Class A)	5.87%	3.72%
S&P 500 Index	2.11%	-1.63%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Saumen Chattopadhyay	2010	Vice President – Investment Management

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/S&P Competitive Advantage Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.70%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$72	$224	$390	$871

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	67%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Capital IQ Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 16.71%; Worst Quarter (ended 12/31/2008): -21.40%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Competitive Advantage Fund (Class A)	10.53%	5.79%
S&P 500 Index	2.11%	-1.63%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Advisers:
Standard & Poor’s Investment Advisory Services LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/S&P Dividend Income & Growth Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is primarily capital appreciation with a secondary focus on current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.69%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	62%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) selects stocks with an S&P Capital IQ Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a minimum of three stocks does not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a minimum of three stocks qualifies.  If a minimum of three stocks still does not pass the screens in a particular sector, the S&P Capital IQ Quality Rank hurdle will be lowered until a minimum of three stocks qualifies; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.60%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Dividend Income & Growth Fund (Class A)	12.42%	4.33%
S&P 500 Index	2.11%	-1.63%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management LLC

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Erin Gibbs (SPIAS))	2011	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/S&P Intrinsic Value Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.70%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$72	$224	$390	$871

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	104%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, excluding financial companies, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) selects stocks with a S&P Capital IQ Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then

•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2009): 33.53%; Worst Quarter (ended 12/31/2008): -24.12%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Intrinsic Value Fund (Class A)	6.52%	4.95%
S&P 500 Index	2.11%	-1.63%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Advisers:
Standard & Poor’s Investment Advisory Services LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance product as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

JNL/S&P Total Yield Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2012, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.70%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$72	$224	$390	$871

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2011 – 12/31/2011	76%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, Standard & Poor’s Investment Advisory Services Inc. (“SPIAS”) selects stocks with a S&P Capital IQ Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 34.36%; Worst Quarter (ended 12/31/2008): -28.89%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Total Yield Fund (Class A)	-5.40%	-0.89%
S&P 500 Index	2.11%	-1.63%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Advisers:
Standard & Poor’s Investment Advisory Services LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Please add the following disclosure to “Appendix B”:

The Dow Jones Brookfield Global Infrastructure Index is calculated by S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) pursuant to an agreement with Brookfield Asset Management, Inc. and has been licensed for use.  S&P® is registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and “Brookfield®” is a registered trademark of Brookfield Asset Management, Inc.  Investment products based on the Index are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of SPDJI, Dow Jones, S&P or their respective affiliates makes any representation regarding the advisability of investing in such product(s).

This Supplement is dated August 27, 2012.

(To be used with JMV8037 04/12, JMV8037H 04/12, and JMV8037NY 04/12.)

CMV9568 08/12

Supplement Dated August 27, 2012
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

Effective May 4, 2012, please remove all references to Y. Dogan Sahin with regards to the JNL/Franklin Templeton Small Cap Value Fund.

On page 75, please add the disclosure for Kristen K. Leeman to the table:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Kristen K. Leeman (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (06/2012 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (6/2012 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to present)

On pages 82 through 94, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of August 15, 2012, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of August 15, 2012, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/AQR Managed Futures Strategy Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	21,211,680.635	43.18%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	10,919,444.370	22.23%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	10,852,350.139	22.09%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	4,336,032.167	8.83%
JNL/AQR Managed Futures Strategy Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	100.00%
JNL/BlackRock Commodity Securities Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	11,175,774.413	9.11%
JNL/Brookfield Global Infrastructure Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	6,258,836.124	32.98%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	3,304,282.135	17.41%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	3,237,745.144	17.06%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	1,271,782.729	6.70%
JNL/Brookfield Global Infrastructure Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	88.86%
JNL/DFA U.S. Core Equity Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	10,730,541.790	29.09%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	4,025,505.390	10.91%
JNL/Eagle SmallCap Equity Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	5,225,403.916	12.15%
JNL/Eastspring Investments Asia ex-Japan Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,136.057	41.10%
JNL/Franklin Templeton Global Growth Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	47,127,147.120	66.00%
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,000,000.000	14.40%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	5,000,000.000	12.00%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	4,500,000.000	10.80%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	4,420,432.587	10.61%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	3,000,000.000	7.12%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	2,499,150.704	6.00%
JNL/Franklin Templeton Global Multisector Bond Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	44.65%
JNL/Franklin Templeton Income Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	35,986,603.384	26.21%
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	2,960,431.522	8.79%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	2,330,452.925	6.92%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	2,219,290.001	6.59%
JNL/Franklin Templeton Mutual Shares Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	1 Corporate Way Lansing, MI 48951	43,119,089.376	49.61%
JNL/Franklin Templeton Small Cap Value Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	5,915,339.568	14.46%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	5,086,948.363	12.43%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	3,492,172.177	8.53%
JNL/Goldman Sachs Core Plus Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	14,534,224.914	15.18%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	13,896,168.409	14.52%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	11,480,010.869	11.99%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	9,723,416.369	15.15%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	6,650,838.184	10.36%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	5,972,826.496	9.30%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	4,474,311.332	6.97%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	3,587,963.202	5.59%
JNL/Goldman Sachs Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	19,643,547.145	23.75%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	12,312,183.675	14.88%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	9,519,307.396	11.51%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	5,525,812.226	6.68%
JNL/Goldman Sachs Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	421,696.450	45.89%
JNL/Goldman Sachs U.S. Equity Flex Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,265.754	43.54%
JNL/Invesco Global Real Estate Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	9,190,165.302	9.56%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	4,864,571.300	5.06%
JNL/Invesco International Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	15,786,635.620	21.50%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	11,343,212.812	15.45%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	5,090,327.115	6.93%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	3,966,846.971	5.40%
JNL/Invesco Large Cap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	23,063,801.440	25.59%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	18,290,240.298	20.29%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	10,092,482.395	11.20%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	7,093,265.663	7.87%
JNL/JPMorgan International Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	22,685,320.010	22.69%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	15,085,967.072	15.09%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	7,074,973.952	7.08%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	5,511,825.998	5.51%
JNL/JPMorgan MidCap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	8,211,897.777	27.85%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	3,543,632.051	12.02%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	3,206,941.055	10.88%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	16,968,742.987	15.27%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	16,305,628.005	14.67%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	14,134,207.371	12.72%
JNL/Lazard Emerging Markets Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	10,633,746.190	9.35%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	9,269,539.114	8.15%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	5,763,891.019	5.07%
JNL/M&G Global Basics Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	7,540,332.339	31.49%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	4,612,444.204	19.26%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	3,646,492.929	15.23%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	3,167,109.537	13.23%
JNL/M&G Global Leaders Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	540,108.616	14.74%
JNL/M&G Global Leaders Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,073.384	85.52%
JNL/Mellon Capital Management Bond Index Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	26,877,398.402	18.89%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	24,032,693.687	16.89%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	23,525,972.732	16.54%
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	7,674,109.564	5.39%
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	2,991,682.895	47.09%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	1,837,696.087	28.92%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	1,262,155.426	19.87%
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.00	100.00%
JNL/Mellon Capital Management Emerging Markets Index Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	7,213,067.207	25.04%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	3,912,398.444	13.58%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	3,879,105.004	13.47%
JNL/Mellon Capital Management Emerging Markets Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	79.93%
JNL/Mellon Capital Management European 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,725.411	78.75%
JNL/Mellon Capital Management Global Alpha Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	18,958,501.832	39.49%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	9,892,885.691	20.61%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	9,807,983.273	20.43%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	3,852,172.179	8.02%
JNL/Mellon Capital Management Global Alpha Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,197.603	50.74%
JNL/Mellon Capital Management International Index Fund (Class A)
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	17,646,955.944	14.77%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	15,118,167.032	12.65%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	12,052,528.696	10.08%
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	8,536,201.289	7.14%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,163,284.442	5.16%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	6,098,798.079	5.10%
JNL/Mellon Capital Management International Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	879,184.835	46.87%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	1,477,314.557	19.32%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	883,732.485	11.56%
JNL Disciplined Growth Fund	1 Corporate Way Lansing, MI 48951	701,117.863	9.17%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,131.846	62.86%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	7,191,873.054	11.76%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	4,900,841.077	8.01%
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	8,704,529.913	7.43%
JNL/Mellon Capital Management Small Cap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	1 Corporate Way Lansing, MI 48951	7,950,535.474	10.84%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	4,679,254.279	6.38%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	4,258,356.736	5.81%
JNL Institutional Alt 20 Fund	1 Corporate Way Lansing, MI 48951	3,912,237.402	5.34%
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	3,848,994.814	5.25%
JNL/Mellon Capital Management Small Cap Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	412,194.647	45.62%
JNL/Morgan Stanley Mid Cap Growth Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	500,000.000	43.19%
JNL/Morgan Stanley Mid Cap Growth Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.00	99.83%
JNL/Neuberger Berman Strategic Income Fund (Class A)
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	781,265.456	20.51%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	206,869.039	5.43%
JNL/Neuberger Berman Strategic Income Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.00	99.97%
JNL/Oppenheimer Global Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	8,235,115.365	13.20%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	8,210,281.972	13.16%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	5,091,101.227	8.16%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	4,645,542.72	7.45%
JNL/PIMCO Real Return Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	27,588,433.817	10.92%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	23,343,956.818	9.24%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	16,163,677.303	6.40%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	15,921,639.583	6.30%
JNL/PIMCO Total Return Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	19,299,486.283	5.28%
JNL/PPM America Floating Rate Income Fund (Class A)
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	10,994,108.486	21.67%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	9,595,106.889	18.91%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	9,394,807.587	18.52%
JNL/PPM America Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	1,341,786.398	8.90%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	1,341,786.398	8.90%
JNL/PPM America Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,355.271	74.21%
JNL/PPM America Small Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	723,655.622	99.59%
JNL/PPM America Value Equity Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	23,230.330	84.24%
JNL/Red Rocks Listed Private Equity Fund (Class A)
JNL Institutional Alt 50 Fund	1 Corporate Way Lansing, MI 48951	15,938,072.021	20.80%
JNL Institutional Alt 65 Fund	1 Corporate Way Lansing, MI 48951	8,378,795.515	10.94%
JNL Institutional Alt 35 Fund	1 Corporate Way Lansing, MI 48951	8,261,119.396	10.78%
JNL/S&P Competitive Advantage Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	24,912,221.006	40.53%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	6,338,880.721	10.31%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	5,785,564.05	9.41%
JNL/S&P Dividend Income & Growth Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	25,446,143.717	24.97%
JNL/S&P Intrinsic Value Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	26,716,574.551	43.35%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	5,266,448.206	8.55%
JNL Disciplined Moderate Fund	1 Corporate Way Lansing, MI 48951	4,178,182.730	6.78%
JNL/S&P Total Yield Fund (Class A)
JNL/S&P 4 Fund	1 Corporate Way Lansing, MI 48951	30,618,058.838	63.66%
JNL Disciplined Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	3,479,127.948	7.23%
JNL/T. Rowe Price Established Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	16,680,823.949	16.80%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	13,329,755.575	13.43%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	7,144,891.343	7.20%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	4,996,065.780	5.03%
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	3,020,484.090	5.48%
JNL/T. Rowe Price Short-Term Bond Fund (Class A)
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	31,142,549.340	21.65%
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	29,438,924.179	20.47%
JNL/S&P Managed Conservative Fund	1 Corporate Way Lansing, MI 48951	25,650,246.677	17.84%
JNL/T. Rowe Price Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	34,018,723.218	24.73%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	28,273,547.925	20.56%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	13,977,767.715	10.16%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	8,593,989.820	6.25%
JNL/WMC Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	1 Corporate Way Lansing, MI 48951	21,396,203.789	27.19%
JNL/S&P Managed Growth Fund	1 Corporate Way Lansing, MI 48951	16,233,339.673	20.63%
JNL/S&P Managed Moderate Fund	1 Corporate Way Lansing, MI 48951	8,735,195.505	11.10%
JNL/S&P Managed Aggressive Growth Fund	1 Corporate Way Lansing, MI 48951	5,683,239.619	7.22%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of August 15, 2012, the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/American Funds Global Small Capitalization Fund (Class B)
	Hamersly Irrevocable Trust 13200 Southeast Nixon Milwaukie, OR 97222	2,677.329	27.58%
JNL/American Funds International Fund (Class B)
	Cynthia Wilson Henry Irrevocable Trust 222 State Road 60 East Lake Wales, FL 33853	3,699.369	27.06%
JNL/Franklin Templeton Income Fund (Class B)
	Anthony Pappas 3293 Bellwind Circle Viera, FL 32955	17,471.937	31.57%
JNL/M&G Global Basics Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, UT 84093	3,221.740	41.32%
JNL/Mellon Capital Management S&P 24 Fund (Class B)
	Richard Doviak 5155 Deeson Point Court Lakeland, FL 33805	9,268.548	27.71%
JNL/Mellon Capital Management Select Small-Cap Fund (Class B)
	Rosemarie T. Durbin 6708 Bridge Hill Cove Austin, TX 78746	2,970.472	30.90%
JNL/S&P Dividend Income & Growth Fund (Class B)
	Richard Doviak 5155 Deeson Point Court Lakeland, FL 33805	10,532.336	30.03%
JNL/T. Rowe Price Short-Term Bond Fund (Class B)
	Mark Collins 514 Southwest 336th Street Federal Way, WA 98023	4,626.430	27.88%
JNL/WMC Balanced Fund (Class B)
	Roden Insurance Trust 4800 E 42nd Street Suite 310 Odessa, TX 79762	25,787.609	40.99%

The S&P Funds noted above are Funds of the Trust.  The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

On page 113, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the table for Steven B. Raineri:

The following table reflects information as of May 31, 2012:

Steven B. Raineri	Number Of Accounts	Total Assets (Millions)
registered investment companies:	3	$2,891.8
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 114, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Small Cap Value Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Small Cap Value Fund

Security Ownership of Portfolio Managers	William J. Lippman	Bruce C. Baughman, CPA	Margaret McGee	Donald G. Taylor, CPA	Steven B. Raineri
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On pages 124-125, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the tables for the JNL/Goldman Sachs Mid Cap Value Fund in their entirety and replace them with the following:

The following table reflects information as of June 30, 2012:

JNL/Goldman Sachs Mid Cap Value Fund

	Number of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Dolores Bamford	9	$10,989	0	$0	7	$441
Andrew Braun	15	$15,651	2	$222	63	$6,132
Sean Gallagher	16	$15,765	2	$222	63	$6,132
Robert Crystal	5	$3,706	0	$0	12	$1,007
Sally Pope Davis	5	$3,706	0	$0	12	$1,007

	Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Dolores Bamford	0	$0	1	$16	1	$37
Andrew Braun	0	$0	1	$16	1	$37
Sean Gallagher	0	$0	1	$16	1	$37
Robert Crystal	0	$0	0	$0	1	$168
Sally Pope Davis	0	$0	0	$0	1	$168

On page 126, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Mid Cap Value Fund” in its entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Mid Cap Value Fund

Security Ownership of Portfolio Managers	Dolores Bamford	Andrew Braun	Sean Gallagher	Robert Crystal	Sally Pope Davis
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 128, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the table for Saumen Chattopadhyay in its entirety and add the following tables in its place:

JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund

The following table reflects information as of April 30, 2012:

Steven B. Young	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	28	$10,540
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Mark Pliska	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Deepesh Srivastava	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 129, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/American Funds Balanced Allocation Fund, JNL/American Fund Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the the JNL/American Funds Balanced Allocation Fund, the JNL/American Fund Growth Allocation Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund

Security Ownership of Portfolio Managers	Steven B. Young	Mark Pliska	Deepesh Srivastava
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 192, please add the disclosure following the first full paragraph:

The Dow Jones Brookfield Global Infrastructure Index is calculated by S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) pursuant to an agreement with Brookfield Asset Management, Inc. and has been licensed for use.  S&P® is registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and “Brookfield®” is a registered trademark of Brookfield Asset Management, Inc.  Investment products based on the Index are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of SPDJI, Dow Jones, S&P or their respective affiliates makes any representation regarding the advisability of investing in such product(s).

Effective October 1, 2012, on page 195, in the section “Other Accounts Managed by AFIS Master Fund Portfolio Counselors” please delete the table for AFIS Master Global Small Capitalization Fund and replace it with the following:

AFIS Master Global Small Capitalization Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Gordon Crawford	4	$146.5	0	$0	0	$0
Mark E. Denning	6	$199.3	1	$0.07	0	$0
J. Blair Frank	3	$162.5	0	$0	0	$0
Harold H. La	1	$6.7	0	$0	0	$0
Kristian Stromsoe	2	$91.5	0	$0	0	$0

Effective July 18, 2012, on page 196, in the section “Other Accounts Managed by AFIS Master Fund Portfolio Counselors” please delete the table for AFIS Master New World Fund and replace it with the following:

AFIS Master New World Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Carl M. Kawaja	4	$235.0	1	$1.09	0	$0
Nicholas J. Grace	3	$118.5	0	$0	0	$0
Robert H. Neithart	5	$65.8	6	$3.34	165	$3.95

This Supplement is dated August 27, 2012.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX9578 08/12